Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Schedule of condensed financial information with respect to the statement of financial position
			CPV		CPV		CPV		CPV		CPV		CPV
	ZIM		Fairview		Maryland		Shore		Towantic		Valley		Three Rivers
	As at December 31,
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	$ Thousands
Principal place of business	International		US		US		US		US		US		US
Proportion of ownership interest	21%	21%	25%	25%	25%	25%	37.5%	37.5%	26%	26%	50%	50%	10%	10%

Current assets	2,571,400	4,271,600	44,500	98,942	46,586	73,985	54,014	92,808	74,591	86,698	48,015	59,191	52,425	32,626
Non-current assets	5,774,600	7,353,700	911,763	938,869	650,720	654,720	935,750	983,576	880,572	936,268	673,339	678,540	1,393,984	1,338,392
Current liabilities	(2,518,100)	(2,662,200)	(64,909)	(166,468)	(64,155)	(73,883)	(64,360)	(53,619)	(201,226)	(133,746)	(105,317)	(542,176)	(120,546)	(47,939)
Non-current liabilities	(3,369,900)	(3,067,200)	(344,274)	(400,309)	(314,069)	(320,518)	(645,995)	(649,860)	(222,946)	(490,610)	(371,771)	(6,450)	(711,571)	(820,943)
Total net assets	2,458,000	5,895,900	547,080	471,034	319,082	334,304	279,409	372,905	530,991	398,610	244,266	189,105	614,292	502,136

Group’s share of net assets	507,019	1,217,797	136,770	117,759	79,771	83,576	104,862	139,951	138,058	103,639	122,133	94,553	62,370	60,609
Adjustments:
Excess cost	150,884	138,071	79,018	80,414	(13,943)	(14,396)	(48,999)	(52,777)	26,561	26,615	(503)	(806)	8,368	8,379
Total impairment loss	(928,809)	(928,809)	-	-	-	-	-	-	-	-	-	-	-	-
Unrecognised losses*	270,906	-	-	-	-	-	-	-	-	-	-	-	-	-

Book value of investment	-	427,059	215,788	198,173	65,828	69,180	55,863	87,174	164,619	130,254	121,630	93,747	70,738	68,988

Investments in associated companies	-	427,059	215,788	198,173	65,828	69,180	55,863	87,174	164,619	130,254	121,630	93,747	70,738	68,988

Schedule of condensed financial information with respect to results of operations
				CPV			CPV			CPV			CPV			CPV			CPV
	ZIM**			Fairview			Maryland			Shore			Towantic			Valley			Three Rivers
	For the year ended December 31,
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
	$ Thousands

Revenue	5,162,200	12,561,600	10,728,698	273,763	373,967	199,030	238,800	243,710	170,292	134,805	261,386	189,985	395,779	494,665	258,292	239,165	405,548	139,473	145,380	(2,722)	174

Loss/income*	(2,695,600)	4,619,400	4,640,305	106,110	98,907	9,666	23,956	33,249	5,420	(74,767)	6,853	16,247	163,651	47,436	18,520	32,527	69,138	(58,793)	603	(7,934)	(9,281)

Other comprehensive income *	12,300	(41,200)	(3,462)	(17,066)	15,730	11,192	(25,678)	6,419	10,983	(18,728)	16,301	7,779	(31,270)	22,616	11,140	22,637	1,178	3,710	(12,310)	53,814	19,361

Total comprehensive income	(2,683,300)	4,578,200	4,636,843	89,044	114,637	20,858	(1,722)	39,668	16,403	(93,495)	23,154	24,026	132,381	70,052	29,660	55,164	70,316	(55,083)	(11,707)	45,880	10,080

Kenon’s share of comprehensive income	(279,236)	1,023,567	1,258,913	22,261	28,659	5,214	(431)	9,917	4,101	(35,089)	8,690	9,017	34,419	18,214	7,711	27,582	35,158	(27,542)	(1,171)	4,588	1,008

Adjustments	13,190	558	1,116	(1,928)	(1,267)	(1,249)	453	458	2,354	3,777	3,554	3,644	(54)	(184)	50	301	413	681	(11)	-	-

Kenon’s share of comprehensive income presented in the books	(266,046)	1,024,125	1,260,029	20,333	27,392	3,965	22	10,375	6,455	(31,312)	12,244	12,661	34,365	18,030	7,761	27,883	35,571	(26,861)	(1,182)	4,588	1,008

Schedule of financial position
		For the year ended
		December 31
		2023	2022	2021
	Note	$ Thousands	$ Thousands	$ Thousands
Gain on dilution from ZIM IPO	9.B.a.2	-	-	9,724
Loss on dilution from ZIM options exercised	9.B.a.3	(860)	(3,475)	(39,438)
Gain on sale of ZIM shares	9.B.a.4	-	204,634	29,510
(Impairment)/write back of ZIM investment	9.B.a.5	-	(928,809)	-
		(860)	(727,650)	(204)

Schedule of OPC’s associated companies
			Ownership interest as at December 31
	Note	Main location of company’s activities	2023	2022
CPV Valley Holdings, LLC	9.C.1	New York	50%	50%
CPV, Three Rivers, LLC		Illinois	10%	10%
CPV Fairview, LLC		Pennsylvania	25%	25%
CPV Maryland, LLC		Maryland	25%	25%
CPV Shore Holdings, LLC		New Jersey	38%	38%
CPV Towantic, LLC		Connecticut	26%	26%